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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                              -----------------------

Check here if Amendment / /;   Amendment Number:
      This Amendment (Check only one.):     / / is a restatement.
                                            / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Advisors, L.L.C.
        -------------------------------------------
Address:   1125 South 103rd Street, Suite 250
        -------------------------------------------
           Omaha, Nebraska
        -------------------------------------------
           68124
        -------------------------------------------

Form 13F File Number:   28- 10977
                           ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea McMahon
      -----------------------------------
Title:   Treasurer
      -----------------------------------
Phone:   (402) 393-1300
      -----------------------------------

Signature, Place, and Date of Signing:

/s/ Andrea McMahon                 Omaha, Nebraska                11/4/05
----------------------     -------------------------------     --------------
    [Signature]                    [City, State]                   [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number              Name

      28-
         ----------------------         --------------------------------------
         [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                       ----------------------

Form 13F Information Table Entry Total:   126
                                       ----------------------

Form 13F Information Table Value Total:   $256,005
                                       ----------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number      Name

    NONE        28-  10990                  MGA Holdings, L.L.C.
   ----------      -----------------        -----------------------------------

    [Repeat as necessary.]



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McCarthy Group Advisors, L.L.C.
FORM 13F
30-Sep-05

                                                                                                                   Voting Authority

                                Title of              Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  class      CUSIP      (x$1000) Prn Amt  Prn  Call  Dscretn  Managers   Sole       Shared     None

Abbott Laboratories             COM        002824100    1262      29753 SH         Defined  1            28653                 1100
Allmerica Financial Corp        COM        019754100    2689      65361 SH         Defined  1            62551                 2810
Alltel Corp                     COM        020039103    2812      43184 SH         Defined  1            38346                 4838
American Equity Invt Life       COM        025676206     623      54875 SH         Defined  1            54875
American Express Co             COM        025816109    1973      34355 SH         Defined  1            29820                 4535
Amer Intl Group Inc             COM        026874107    5384      86901 SH         Defined  1            83151                 3750
American States Water Co.       COM        029899101     701      20960 SH         Defined  1            20960
Anheuser Busch Cos Inc          COM        035229103    1501      34870 SH         Defined  1            33650                 1220
Apria Healthcare Group Inc.     COM        037933108    2008      62923 SH         Defined  1            61513                 1410
Applied Materials Inc           COM        038222105    3744     220748 SH         Defined  1           208688                12060
Automatic Data Process          COM        053015103    1540      35790 SH         Defined  1            33950                 1840
BP Amoco PLC Sponsored Adr      COM        055622104     923      13024 SH         Defined  1            12724                  300
Bandag, Inc.                    COM        059815100    1429      33346 SH         Defined  1            33346
Berkshire Hathaway, Inc. Cl A   COM        084670108     574          7 SH         Defined  1                7
Berkshire Hathaway Inc Cl B     COM        084670207    7128       2610 SH         Defined  1             2437                  173
CVS Corp                        COM        126650100    1862      64200 SH         Defined  1            60800                 3400
Caremark Rx Inc                 COM        141705103    4099      82091 SH         Defined  1            73107                 8984
Carnival Cruise Lines - Cl A    COM        143658300     203       4057 SH         Defined  1             2727                 1330
Carriage Services Inc           COM        143905107    2686     423700 SH         Defined  1           423700
Celadon Group Inc               COM        150838100     499      22386 SH         Defined  1            22386
Cendant Corp                    COM        151313103    3039     147220 SH         Defined  1            137688                9532
Century Telephone Enterprise I  COM        156700106     437      12500 SH         Defined  1             12000                 500
Cinergy Corp                    COM        172474108     369       8320 SH         Defined  1              7580                 740
Citigroup Inc                   COM        172967101    1251      27486 SH         Defined  1             27486
Coca-Cola Co                    COM        191216100    3265      75605 SH         Defined  1             70145                5460
Conmed Corp                     COM        207410101    2007      71974 SH         Defined  1             69122                2852
Convergys Corp                  COM        212485106    2495     173615 SH         Defined  1            163620                9995
Corinthian Colleges             COM        218868107    2520     189920 SH         Defined  1            180925                8995
DuPont (EI) De Nemours          COM        263534109    313        8000 SH         Defined  1              8000
Emerson Electric Co             COM        291011104    1047      14583 SH         Defined  1              14083                500
eSPEED Inc CL A                 COM        296643109    1270     167556 SH         Defined  1            167556
Ethan Allen Interiors           COM        297602104    1324      42240 SH         Defined  1             42240
Fair Isaac & Co Inc             COM        303250104    5806     129605 SH         Defined  1             124110               5495
Freddie Mac                     COM        313400301    1911      33855 SH         Defined  1              32628               1227
Federated Investors Inc Pa CL   COM        314211103    2701      81270 SH         Defined  1              77170               4100
Fifth Third Bancorp             COM        316773100    5190     141220 SH         Defined  1             133335               7885
First Data Corp                 COM        319963104    5886     147144 SH         Defined  1             134738              12406
Fisher Scientific Intl          COM        338032204    3568      57502 SH         Defined  1              52161               5341
Gannett Co Inc                  COM        364730101    1350      19617 SH         Defined  1              18917                700
Genl Electric Co                COM        369604103    1922      57074 SH         Defined  1              55324               1750
Gevity HR Inc                   COM        374393106    1607      59000 SH         Defined  1              59000
Health Mgmt Assoc Inc CL A      COM        421933102    1193      50815 SH         Defined  1               48215              2600
Henry Jack & Assoc Inc          COM        426281101    2607     134395 SH         Defined  1              125915              8480
Horace Mann Educators           COM        440327104    1827      92352 SH         Defined  1               89740              2612
Intervoice, Inc.                COM        461142101     116      12900 SH         Defined  1               12900
Intuit, Inc.                    COM        461202103    3432      76588 SH         Defined  1               72066              4522
iShares Lehman Aggregate Bond   COM        464287226     630       6200 SH         Defined  1                5476               724
iShares Goldman Sachs InvesTop  COM        464287242     327       2990 SH         Defined  1                2295               695
iShares Lehman 1-3 Year Treasu  COM        464287457    1621      20107 SH         Defined  1                3612             16495
Ishares S & P Small Cap 600     COM        464287804     433       7500 SH         Defined  1                7500
Jackson Hewitt Tax Service      COM        468202106    2974     124394 SH         Defined  1              123323              1071
Johnson & Johnson               COM        478160104    4370      69055 SH         Defined  1               64488              4567
Kaydon Corp.                    COM        486587108    2454      86395 SH         Defined  1               85042              1353
Kimberly Clark Corp             COM        494368103    1569      26355 SH         Defined  1               25955               400
Leggett & Platt                 COM        524660107    1310      64872 SH         Defined  1               64872
Liberty Global, Inc. - A        COM        530555101    1045      38563 SH         Defined  1               37288              1275
Liberty Global, Inc. - C        COM        530555309     993      38563 SH         Defined  1               37288              1275
Liberty Media Corp Cl A         COM        530718105    5579     693080 SH         Defined  1              646386             46694
Manhattan Associates Inc        COM        562750109    3088     133092 SH         Defined  1              125122              7970



Merck & Co                      COM        589331107    1023      37597 SH         Defined  1               33219              4378
Mohawk Industries Inc.          COM        608190104    2286      28492 SH         Defined  1               26677              1815
Moodys Corp                     COM        615369105    1390      27216 SH         Defined  1               25066              2150
NCO Group Inc                   COM        628858102    2309     111821 SH         Defined  1              107317              4504
Newfield Exploration Cos        COM        651290108    1289      26252 SH         Defined  1               24860              1392
Novell Inc                      COM        670006105    5677     762037 SH         Defined  1              727085             34952
Omnicare Inc                    COM        681904108    6337     112695 SH         Defined  1              104595              8100
Pentair Inc                     COM        709631105     983      26920 SH         Defined  1               26920
Pepsico Inc                     COM        713448108    4412      77794 SH         Defined  1               71112              6682
Pfizer Inc                      COM        717081103    5645     226073 SH         Defined  1              208848             17225
Prologis Trust                  COM        743410102     228       5150 SH         Defined  1                4150              1000
Redwood Trust, Inc.             COM        758075402     462       9512 SH         Defined  1                7707              1805
Republic Services Inc           COM        760759100    3216      91131 SH         Defined  1               83585              7546
Ritchie Bros Auction            COM        767744105     418       9500 SH         Defined  1                6300              3200
Royal Dutch Shell A             COM        780259206     255       3880 SH         Defined  1                3880
St Joe Co                       COM        790148100     244       3900 SH         Defined  1                3900
Schering Plough Corp            COM        806605101    1505      71501 SH         Defined  1               64191              7310
Scotts Miracle-Gro Co. Class A  COM        810186106    3585      40776 SH         Defined  1               38942              1834
Southwest Gas Corp              COM        844895102    1696      61925 SH         Defined  1               58725              3200
Stewart Enterprises Inc Cl. A   COM        860370105    2680     404210 SH         Defined  1              391058             13152
3Com Corporation                COM        885535104    2831     693879 SH         Defined  1              653483             40396
Toro Co                         COM        891092108     573      15590 SH         Defined  1               15590
Tyco Intl Ltd                   COM        902124106    3252     116772 SH         Defined  1              107773              8999
U.S. Bancorp                    COM        902973304     204       7278 SH         Defined  1                4405              2873
Vanguard Interm. Term Bond Ind  COM        921937306     168      16031 SH         Defined  1            16030.97
Viacom Inc B                    COM        925524308    1475      44670 SH         Defined  1               43670              1000
Wal Mart Stores Inc             COM        931142103    2918      66584 SH         Defined  1               62729              3855
Wash Mutual Inc                 COM        939322103    3193      81420 SH         Defined  1               75571              5849
Waste Connections Inc           COM        941053100    2378      67778 SH         Defined  1               64435              3343
Dun & Bradstreet Corporation    COM        26483E100    1697      25769 SH         Defined  1               24369              1400
AmerisourceBergen Corp          COM        03073e105    3884      50242 SH         Defined  1               46208              4034
Avid Technology Inc.            COM        05367p100    1510      36485 SH         Defined  1               36485
Benchmark Electronics           COM        08160h101    2288      75958 SH         Defined  1               74277              1681
Cabot Microelectronics Corp     COM        12709p103    2838      96600 SH         Defined  1               92532              4068
Cardinal Health Inc             COM        14149Y108    1583      24955 SH         Defined  1               24455               500
Coinstar Inc                    COM        19259p300     570      30817 SH         Defined  1               30817
Compass Minerals International  COM        20451n101    1281      55675 SH         Defined  1               55675
Comverse Technologies CV        CONV       205862AJ4      64      65000 PRN        Defined  1                                 65000
Concorde Career Colleges Inc    COM        20651H201    1834     119465 SH         Defined  1              119465
ConocoPhillips                  COM        20825c104    2016      28836 SH         Defined  1               27896               940
Devon Energy Corporation        COM        25179M103    2776      40444 SH         Defined  1               39129              1315
Discovery Holding Co Cl A       COM        25468y107     984      68181 SH         Defined  1               63826              4355
Eresearch Technology            COM        29481v108    1799     126767 SH         Defined  1              126767
Expedia, Inc.                   COM        30212p105    1543      77886 SH         Defined  1               74629              3257
Exxon Mobil Corp.               COM        30231G102    1328      20903 SH         Defined  1               19743              1160
FEI Company                     CONV       30241LAB5     129     130000 PRN        Defined  1               40000             90000
Firstservice Corp               COM        33761n109    2443     106470 SH         Defined  1              106470
IAC/InterActiveCorp             COM        44919p300    2027      79956 SH         Defined  1               75629              4327
ITT Educational Services, Inc.  COM        45068b109    3730      75591 SH         Defined  1               72561              3030
J P Morgan Chase & Co           COM        46625h100     416      12249 SH         Defined  1               12249
Laboratory Corporation Of Amer  COM        50540r409    2438      50052 SH         Defined  1               45720              4332
Level 3 Communications, Inc.    COM        52729n100      39      16671 SH         Defined  1               16271               400
Manpower Inc                    COM        56418H100    1588      35775 SH         Defined  1               34875               900
Moneygram Intl Inc              COM        60935y109    2798     128873 SH         Defined  1              124922              3951
NIC, Inc.                       COM        62914b100     212      32407 SH         Defined  1               22407             10000
Odyssey Healthcare Inc          COM        67611v101    3916     230759 SH         Defined  1              220084             10675
Par Pharmaceutical Co           COM        69888p106    1307      49115 SH         Defined  1               49115
SLM Corp                        COM        78442p106     691      12875 SH         Defined  1                9950              2925
Standard & Poor's 500 Deposito  COM        78462f103    3660      29749 SH         Defined  1               29749
Sealed Air Corp                 COM        81211K100    1208      25450 SH         Defined  1               24750               700
Sensient Technologies Corp      COM        81725t100    1435      75715 SH         Defined  1               75715
Sitel Corp.                     COM        82980K107     440     157021 SH         Defined  1              157021
Spectrum Brands                 COM        84762L105     219       9315 SH         Defined  1                8015              1300
WCA Waste Corp.                 COM        92926k103    1875     222200 SH         Defined  1              222200
Waste Management                COM        94106l109    3797     132727 SH         Defined  1              122631             10096
Fresh Del Monte Produce Inc.    COM        G36738105    2270      83388 SH         Defined  1               78906              4482
White Mountains Insurance       COM        G9618e107     251        415 SH         Defined  1                 415
REPORT SUMMARY                    126 DATA RECORDS     256005            1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED